Agreements and Transactions of Related Parties (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interests
Balance - beginning balance	$ 0
Reclassification from permanent equity to temporary equity	85,000
Redemption of securities	(45,000)
Balance - end of period	$ 40,000